Share Capital (Schedule Of Assumptions Used To Estimate Fair Value Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Share Capital [Abstract]
Risk-free interest rate	1.66%	2.42%
Expected life (in years)	3.0	3.6
Expected volatility	65.00%	77.00%
Expected dividends